Schedule of Significant Assumptions Used to Estimate Fair Value of Stock Options (Details)	Feb. 07, 2024
Share-Based Payment Arrangement [Abstract]
Expected term	3 years
Expected volatility	44.67%
Expected dividend rate
Risk-free rate	2.00%